Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of historic collaberation revenue

					2020					2019					2018
	Emerging			Rest of		Emerging			Rest of		Emerging			Rest of
	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	1,208	1,566	748	806	4,328	762	1,268	474	685	3,189	347	869	314	330	1,860
Imfinzi	158	1,185	370	329	2,042	30	1,041	179	219	1,469	6	564	27	36	633
Lynparza	264	876	435	201	1,776	133	626	287	152	1,198	51	345	190	61	647
Calquence	6	511	2	3	522	2	162	–	–	164	–	62	–	–	62
Koselugo	–	38	–	–	38	–	–	–	–	–	–	–	–	–	–
Zoladex	561	5	140	182	888	492	7	135	179	813	409	8	133	202	752
Faslodex	180	55	221	124	580	198	328	229	137	892	154	537	221	116	1,028
Iressa	221	14	12	21	268	286	17	70	50	423	286	26	109	97	518
Arimidex	147	–	3	35	185	152	–	28	45	225	132	–	31	49	212
Casodex	133	–	3	36	172	127	–	16	57	200	113	1	20	67	201
Others	28	–	4	19	51	29	–	5	60	94	30	–	8	77	115
	2,906	4,250	1,938	1,756	10,850	2,211	3,449	1,423	1,584	8,667	1,528	2,412	1,053	1,035	6,028
Cardiovascular, Renal and Metabolism:
Farxiga	686	569	507	197	1,959	471	537	373	162	1,543	336	591	315	149	1,391
Brilinta	461	732	342	58	1,593	462	710	351	58	1,581	326	588	348	59	1,321
Onglyza	201	166	58	45	470	176	230	70	51	527	172	223	89	59	543
Bydureon	4	382	53	9	448	11	459	66	13	549	8	475	81	20	584
Byetta	8	37	14	9	68	12	68	19	11	110	8	74	29	15	126
Other Diabetes	7	25	13	2	47	1	40	9	2	52	(1)	34	5	1	39
Lokelma	5	57	4	10	76	–	13	1	–	14	–	–	–	–	–
Crestor	748	92	129	211	1,180	806	104	148	220	1,278	841	170	203	219	1,433
Seloken/Toprol-XL	782	13	16	10	821	686	37	25	12	760	641	39	19	13	712
Atacand	175	10	35	23	243	160	12	30	19	221	157	13	70	20	260
Others	126	–	57	8	191	193	(1)	59	20	271	207	(1)	71	24	301
	3,203	2,083	1,228	582	7,096	2,978	2,209	1,151	568	6,906	2,695	2,206	1,230	579	6,710
Respiratory & Immunology:
Symbicort	567	1,022	694	438	2,721	547	829	678	441	2,495	495	862	773	431	2,561
Pulmicort	798	71	73	54	996	1,190	110	81	85	1,466	995	116	90	85	1,286
Fasenra	12	603	203	131	949	5	482	118	99	704	1	218	32	46	297
Daliresp/Daxas	4	190	22	1	217	4	184	26	1	215	5	155	28	1	189
Bevespi	1	44	3	–	48	–	42	–	–	42	–	33	–	–	33
Breztri	14	5	–	9	28	–	–	–	2	2	–	–	–	–	–
Others	203	6	176	13	398	241	6	204	16	467	148	32	306	59	545
	1,599	1,941	1,171	646	5,357	1,987	1,653	1,107	644	5,391	1,644	1,416	1,229	622	4,911
Other:
Nexium	757	169	71	495	1,492	748	218	63	454	1,483	690	306	235	471	1,702
Synagis	–	47	325	–	372	–	46	312	–	358	1	287	377	–	665
FluMist	1	70	219	5	295	–	20	93	–	113	1	15	91	3	110
Losec/Prilosec	152	6	20	5	183	179	10	49	25	263	161	7	70	34	272
Seroquel XR/IR	55	17	29	16	117	50	34	88	19	191	118	108	107	28	361
Others	6	55	58	9	128	12	108	64	9	193	53	119	67	51	290
	971	364	722	530	2,587	989	436	669	507	2,601	1,024	842	947	587	3,400
Product Sales	8,679	8,638	5,059	3,514	25,890	8,165	7,747	4,350	3,303	23,565	6,891	6,876	4,459	2,823	21,049

Collaboration Revenue
Revenues
Schedule of historic collaberation revenue

	2020	2019	2018
	$m	$m	$m
Royalty income	62	62	49
Global co-development and commercialisation of Lynparza and Koselugo with MSD	460	610	790
Transfer of rights to Zoladex in the US and Canada to TerSera	35	–	35
Enhertu: share of gross profits	94	–	–
Roxadustat: share of gross profits	30	–	–
Licence agreement for Crestor in Spain with Almirall	–	39	61
Co-development and commercialisation of MEDI8897 with Sanofi	–	34	–
Grant of authorised generic rights to various medicines in Japan	–	19	41
Other collaboration revenue	46	55	65
	727	819	1,041